RELATED-PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2020	Sep. 30, 2016	Dec. 31, 2015	Apr. 30, 2011	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Related Party Transaction [Line Items]
Common stock outstanding								3,574,009			2,949,428
Preferred stock outstanding								0			0
OLD PlayStudios, Inc.
Related Party Transaction [Line Items]
Common stock outstanding								238,186,070	225,490,157		241,347
Preferred stock outstanding								162,595,680	162,595,680		162,596,000
Profit share expense							$ 600,000
One time termination amount							20,000,000
Outstanding deferred revenue								$ 20,000,000
OLD PlayStudios, Inc. | Restructuring expense
Related Party Transaction [Line Items]
One time termination amount								$ 300,000
MGM | OLD PlayStudios, Inc.
Related Party Transaction [Line Items]
Common stock outstanding								30,200,000	30,200,000		30,200,000
Preferred stock outstanding								32,600,000	32,600,000		32,600,000
Activision Publishing, Inc | OLD PlayStudios, Inc.
Related Party Transaction [Line Items]
Preferred stock outstanding								64,000,000	64,000,000
Marketing Agreement | OLD PlayStudios, Inc.
Related Party Transaction [Line Items]
Profit share expense								$ 300,000	$ 0	$ 0
One time termination amount							$ 300,000
Marketing Agreement | MGM | OLD PlayStudios, Inc.
Related Party Transaction [Line Items]
Common stock issued for use of intellectual property						19,200,000
Number of shares issued based on outstanding stock						10.00%
One time payment to related party	$ 20,000,000	$ 20,000,000	$ 20,000,000
Threshold Period for one time payment to related party		2 years	2 years
Related party transaction minimum amount agreed for participate in PIPE Investment		$ 20,000,000
Related party transaction minimum amount of gross proceeds received		$ 50,000,000
King Agreement | OLD PlayStudios, Inc.
Related Party Transaction [Line Items]
Outstanding deferred revenue										$ 7,400,000
Resorts World Inc, Pte Ltd | OLD PlayStudios, Inc. | International
Related Party Transaction [Line Items]
Common stock outstanding								1,100,000	1,100,000
Number of shares issued				5,333,333	5,333,333
Amount of shares issued				$ 8,000,000	$ 8,000,000